LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
LONG-TERM EMPLOYEE-RELATED OBLIGATIONS
NOTE 12 -	LONG-TERM EMPLOYEE-RELATED OBLIGATIONS

Severance pay:

TAT's and Bental's (the "Israeli companies") liability for severance pay, for their Israeli employees, is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The liability is presented on the undiscounted basis. The Israeli companies record an expense for the net increase in its severance liability.

TAT's liability for all of its Israeli employees is fully covered for by monthly deposits with severance pay funds, insurance policies, Mivtahim Social Insurance Institution Ltd. ("Mivtahim") and by an accrual. The liability covered by deposits with Mivtahim is irrevocably transferred to Mivtahim. Accordingly, neither the amounts accumulated with Mivtahim, nor the corresponding liabilities for severance pay are reflected in the consolidated balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or loss) accumulated through the balance sheet date.

Severance pay expenses for the Israeli companies were $501, $495 and $425 for the years ended December 31, 2012, 2011 and 2010, respectively.

Limco-Piedmont sponsors a 401(K) profit sharing plan covering substantially all of its employees. The plan permits the employer to contribute a discretionary amount for a plan year, which the employer designates a qualified non-elective contribution. Contributions to plan by Limco-Piedmont were $209, $188 and $167 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Group expects to contribute approximately $730 in 2013 to the pension funds and insurance companies in respect of their severance and pension pay obligations.

The Israeli companies are required to make severance payment upon dismissal of an employee or upon termination of employment in certain circumstances. The severance payment liability to the employees (based upon length of service and the latest monthly salary - one month's salary for each year employed) is recorded on the Company's balance sheets under "Employee rights upon retirement." The liability is recorded as if it were payable at each balance sheet date on an undiscounted basis.

The liability is funded in part from the purchase of insurance policies or by the establishment of pension funds with dedicated deposits in the funds. The amounts used to fund these liabilities are included in the balance sheets under "Liability in respect of employee rights upon retirement." These policies are the Company's assets. However, under employment agreements and subject to certain limitations, any policy may be transferred to the ownership of the individual employee for whose benefit the funds were deposited. In the years ended December 31, 2012, 2011 and 2010, the Israeli companies deposited $292, $313 and $281, respectively, with insurance companies in connection with its severance payment obligations.

In accordance with the current employment agreements with certain employees, the Israeli companies make regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee's rights upon retirement. The Israeli companies are fully relieved from any severance pay liability with respect to each such employee after they make the payments on behalf of the employee. The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected in the Israeli Companies balance sheets, as the amounts funded are not under the control and management of the Israeli companies and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies (the "Contribution Plans").

The amounts of severance payments, actually paid to retired employees, by the Israeli companies were $109, $43 and $253 for the years ended December 31, 2012, 2011 and 2010.

The Israeli companies expect to pay $2,513 in future benefits to their employees during 2012 to 2021 upon their normal retirement age - see breakdown below. The amount was determined based on the employee's current salary rates and the number of service years that will be accumulated upon the retirement date. These amounts do not include amounts that might be paid to employees that will cease working for the Israeli companies before their normal retirement age.

Year	Amount
2013	$458
2014	211
2015	298
2016	299
2017	182
Thereafter (through 2021)	1,065

$2,513